COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

23. COMMITMENTS AND CONTINGENCIES

Commitments

(a)	Capital commitments

As of June 30, 2024, the Company had several capital commitments with a total contract amount of US$43,524 thousand, of which US$23,291 thousand is due within one year. The capital commitment includes but is not limited to construction, equipment, and molds and tooling.

(b)	Parts purchase commitment

During the six months ended June 30, 2024, the Company entered into various trial production and development agreements for a total of US$483 thousand.

As of June 30, 2024, the Company had various agreements with various suppliers for production and development. The balance of the contractual commitments was approximately US$2,088 thousand and US$6,029 thousand as of June 30, 2024 and December 31, 2023, respectively. The Company expects to meet the commitment. However, the fulfillment of commitment cannot be guaranteed. If the Company cannot fulfill the commitment before the due date, there should be a loss to be recognized. However, the loss amount, if any, cannot be reasonably estimated as of June 30, 2024.

Contingencies

(a)	Legal proceedings

As of June 30, 2024, the Company is subject to legal proceedings and regulatory actions in the ordinary course of business, such as disputes with suppliers, employees, etc. The proceedings are in the early stages. As of September 30, 2024, the amount of any single litigation was immaterial. Accordingly, there is considerable uncertainty regarding the timing or ultimate resolution of such matters. Especially, for the contracts with suppliers of molds, as the condition of payment in the contracts has not been reached. Therefore, the probability of an outflow is remote. The Company does not anticipate that the final outcome arising out of any of such matters will have a material adverse effect on the consolidated balance sheets, comprehensive loss, or cash flows on an individual basis or in the aggregate.

The Company has learned that there are four threatened lawsuits naming the Company and its transfer agent alleging breach of a Non-Redemption Agreement by the Company and the breach of a Contingent Value Rights Agreement by the Company and its transfer agent. The Company has not been served with a complaint.